Share Capital	6 Months Ended
Jun. 30, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Share Capital

17. Share Capital

Upon approval of shareholders of the Company on March 12, 2021, every 1.74 ordinary shares with a par value of USD 0.0001 each in the authorized share capital of the Company (including all issued and unissued shares) were consolidated into one share with a par value of USD 0.000174 each (“Share Consolidation”). After the Share Consolidation, the authorized share capital of the Company is USD 76,560. The authorized share capital of the Company as of June 30, 2022 is USD 76,560. Treasury shares were previously held by Connect Union for the purpose of issuing shares under the 2019 Stock Incentive Plan in 2019 and 2020. All of the Company’s shares held by Connect Union were surrendered to the Company in September 2021. As of both December 31, 2021 and June 30, 2022, there were 2,407,091 treasury shares of the Company. The number of the Company’s ordinary shares outstanding, net of treasury shares, as of December 31, 2021 and June 30, 2022 is 55,076,319 and 55,015,779, respectively. In May 2022, a related party surrendered 60,540 ordinary shares for no consideration. The surrendered shares were cancelled. In relation to the share surrender, the Company did not enter into any agreement or commitment for future consideration or compensation. The movement in the number of ordinary shares outstanding is as follows:

	Number of ordinary shares	Share capital	Share premium	Total
		RMB’000	RMB’000	RMB’000
As of January 1, 2022	57,483,410	66	4,094,434	4,094,500
Shares surrendered and cancelled	(60,540)	-	-	-
Net book value	57,422,870	66	4,094,434	4,094,500